Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 13,983	$ 13,404
Less: Accumulated depreciation and amortization	(9,117)	(7,753)
Property, plant and equipment, net	4,866	5,651
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,982	3,653
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,655	7,638
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,069	702
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,074	1,074
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 203	$ 337